Commitments and Contingencies - Capital Lease Payments Due (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2022	$ 4,890
2023	3,584
2024	2,763
2025	2,451
2026	2,003
Thereafter	49,883
Total capital lease obligations	65,574
Less: amounts representing interest	(43,728)
Present value of net minimum capital lease payments	21,846
Less: current portion	(3,419)	$ (3,506)
Capital lease obligations, net of current portion	$ 18,427	$ 20,778